Accumulated Other Comprehensive Income (Loss) - Changes in Each Component of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	$ 520.7
Total other comprehensive (loss) income, net of tax	(49.5)	$ 72.5	$ (48.8)
Balance	526.8	520.7
Accumulated Other Comprehensive Income (Loss) [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	(85.4)	(157.9)	(109.1)
Other comprehensive income (loss) before reclassifications	(49.8)	71.0	(47.9)
Amounts reclassified from accumulated other comprehensive income (loss)	0.3	1.5	(0.9)
Total other comprehensive (loss) income, net of tax	(49.5)	72.5	(48.8)
Balance	(134.9)	(85.4)	(157.9)
Foreign Currency Translation [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	(78.3)	(150.0)	(104.5)
Other comprehensive income (loss) before reclassifications	(54.2)	71.7	(45.5)
Amounts reclassified from accumulated other comprehensive income (loss)	0.0	0.0	0.0
Total other comprehensive (loss) income, net of tax	(54.2)	71.7	(45.5)
Balance	(132.5)	(78.3)	(150.0)
Unrecognized Post-Retirement Plan Losses [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	(7.2)	(7.3)	(4.6)
Other comprehensive income (loss) before reclassifications	1.2	(0.5)	(2.9)
Amounts reclassified from accumulated other comprehensive income (loss)	0.8	0.6	0.2
Total other comprehensive (loss) income, net of tax	2.0	0.1	(2.7)
Balance	(5.2)	(7.2)	(7.3)
Derivative Financial Instruments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance	0.1	(0.6)	0.0
Other comprehensive income (loss) before reclassifications	3.2	(0.2)	0.5
Amounts reclassified from accumulated other comprehensive income (loss)	(0.5)	0.9	(1.1)
Total other comprehensive (loss) income, net of tax	2.7	0.7	(0.6)
Balance	$ 2.8	$ 0.1	$ (0.6)